DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	PROCTER & GAMBLE CO
Entity Central Index Key	0000080424
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	PG
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No